UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 42,488	$ 74,037
Trade and other receivables (Note 5)	56,253	55,209
Income taxes receivable	1,629	881
Prepaids and deposits	10,149	11,701
Contract costs, net	9,970	9,696
Total current assets	120,489	151,524
Non-current assets:
Contract costs, net	18,116	15,095
Deferred tax asset	19,996	20,026
Right-of-use assets, net (Note 6)	5,152	2,387
Property and equipment, net (Note 7)	1,965	2,045
Intangible assets, net (Note 8)	22,471	1,029
Goodwill (Note 9)	53,521	14,541
Total assets	241,710	206,647
Current liabilities:
Trade and other payables	37,562	35,960
Automatic share repurchase plan liability (Note 11)	13,639	0
Income taxes payable	1,656	966
Deferred revenue	91,830	85,465
Provisions	0	787
Lease obligations (Note 6)	1,837	621
Contingent consideration	3,730	0
Total current liabilities	150,254	123,799
Non-current liabilities:
Deferred revenue	1,495	2,568
Lease obligations (Note 6)	3,485	1,939
Employee benefit obligations	2,655	3,587
Deferred tax liability	1,279	663
Borrowings (Note 10)	88,221	0
Total liabilities	247,389	132,556
Shareholders’ equity (deficiency)
Share capital (Note 11)	212,930	244,605
Contributed surplus	23,753	20,949
Accumulated other comprehensive loss	(6,004)	(7,427)
Deficit	(236,358)	(184,036)
Total (deficit) equity	(5,679)	74,091
Total liabilities and equity	$ 241,710	$ 206,647